Note 19 - Financial Instruments (Details) - Change in Fair Value of Contingent Consideration Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Contingent Consideration [Line Items]
Fair value adjustments (note 5)	$ (1,421)	$ (19,785)
Balance, December 31, 2015	29,119
Less: current portion	1,552	6,385
Non-current portion	27,567	14,656
Fair Value, Inputs, Level 3 [Member]
Business Acquisition, Contingent Consideration [Line Items]
Balance, December 31, 2014	21,041
Amounts recognized on acquisitions	14,566
Fair value adjustments (note 5)	383
Resolved and settled in cash	(6,083)
Other	(788)
Balance, December 31, 2015	29,119	$ 21,041
Less: current portion	1,552
Non-current portion	$ 27,567